Capital Stock and Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016		Sep. 30, 2016		Jul. 01, 2016		Apr. 01, 2016		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Basic EPS	$ 199.7									$ 872.3	$ 863.8	$ 883.4
Incremental shares from assumed exercise of dilutive options and vesting of dilutive Stock Awards	0.0									0.0
Diluted EPS	$ 199.7							$ 182.0		$ 872.3	$ 863.8	$ 883.4
Basic EPS (in shares)	347.0							345.2		345.7	345.2	345.2
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs and PSUs (in shares)	4.5									1.6
Diluted EPS (in shares)	351.5							345.2		347.3	345.2	345.2
Basic EPS (in dollars per share)	$ 0.58	$ 0.65	[1]	$ 0.66	[1]	$ 0.69	[1]	$ 0.53	[1]	$ 2.52	$ 2.50	$ 2.56
Diluted EPS (in dollars per share)	$ 0.57	$ 0.64		$ 0.65		$ 0.69		$ 0.53		$ 2.51	$ 2.50	$ 2.56

[1]	Basic net earnings per share amounts do not cross add to the full year amount due to rounding.